Subsequent Events - loan Note Subscription Agreement - Mezzanine Debt Facility and Equity Subscription Agreement (Details) - CIK0001853021 Metals Acquisition Corp [Member] - USD ($)			1 Months Ended	10 Months Ended
	Apr. 14, 2023	Mar. 10, 2023	Mar. 31, 2021	Dec. 31, 2021	Mar. 31, 2023	Dec. 31, 2022
Subsequent Event
Aggregate purchase price		$ 15,000,000		$ 25,000
Number of shares issued		1,500,000
Purchase price		$ 10.00			$ 10.00	$ 10.00
Common Class B
Subsequent Event
Number of shares issued			7,187,500
Common shares, par value (in dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Subsequent Event | Private Placement
Subsequent Event
Aggregate purchase price	$ 113,625,060
Purchase price	$ 10.00
Subsequent Event | Founder shares | Common Class B
Subsequent Event
Number of shares issued	517,500
Subsequent Event | Subscription Agreements
Subsequent Event
Aggregate purchase price	$ 113,625,060
Number of shares issued	11,362,506
Common shares, par value (in dollars per share)	$ 0.0001
Purchase price	$ 10.00
Aggregate number of shares agreed to transfer	11,362,506
Subsequent Event | Subscription Agreements | Private Placement
Subsequent Event
Aggregate purchase price	$ 113,625,060
Number of shares issued	11,362,506
Common shares, par value (in dollars per share)	$ 0.0001
Purchase price	$ 10.00
Subsequent Event | Subscription Agreements | Chief Executive Officer
Subsequent Event
Aggregate purchase price	$ 1,500,000
Subsequent Event | Subscription Agreements | Chief Financial Officer
Subsequent Event
Aggregate purchase price	250,000
Subsequent Event | Subscription Agreements | Director
Subsequent Event
Aggregate purchase price	$ 50,000
Subsequent Event | Subscription Agreements | Founder shares | Green Mountain Metals, LLC
Subsequent Event
Aggregate number of shares agreed to transfer	517,500
Subsequent Event | Subscription Agreements | Founder shares | Chief Executive Officer
Subsequent Event
Aggregate purchase price	$ 250,000
Subsequent Event | Subscription Agreements | Founder shares | Chief Financial Officer
Subsequent Event
Aggregate purchase price	1,500,000
Subsequent Event | Subscription Agreements | Founder shares | Director
Subsequent Event
Aggregate purchase price	$ 50,000
Subsequent Event | Mezz Facility | Less than $3.40/lb
Subsequent Event
Percentage of interest payments capitalized to the principal		12.00%
Subsequent Event | Mezz Facility | >$3.40/lb to $3.85/lb
Subsequent Event
Percentage of interest payments capitalized to the principal		10.00%
Subsequent Event | Mezz Facility | >$3.85/lb
Subsequent Event
Percentage of interest payments capitalized to the principal		8.00%